Trade receivables - Net (Schedule of Age of Receivables Past Due) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 936,793	$ 467,377
Trade receivables [Member] | 30 - 60 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	279,048	221,996
Trade receivables [Member] | 61 - 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	121,790	57,119
Trade receivables [Member] | 91 + days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 535,955	$ 188,262